CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 535,515	$ 624,943
Prepaid income taxes	100,108	43,841
Prepaid expenses and other current assets	38,273	72,733
Total Current Assets	673,896	741,517
Marketable securities held in Trust Account	232,286,222	231,919,897
TOTAL ASSETS	232,960,118	232,661,414
Current liabilities
Accounts payable and accrued expenses	1,922,060	204,393
Accrued offering costs	10,000	10,000
Total Current liabilities	1,932,060	214,393
Deferred tax liability	0	1,707
Deferred underwriting fee	8,050,000	8,050,000
Total Liabilities	9,982,060	8,266,100
Commitments
Common stock subject to possible redemption 21,582,057 and 21,768,560 shares at redemption value at September 30, 2020 and December 31, 2019, respectively	217,978,057	219,395,310
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,210,522	3,793,288
Accumulated deficit	(211,238)	1,206,018
Total Stockholders' Equity	5,000,001	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	232,960,118	232,661,414
Class A Common stock
Stockholders' Equity
Common stock value	142	123
Class B Common Stock
Stockholders' Equity
Common stock value	575	575
XL Hybrids Inc [Member]
Current Assets
Cash and cash equivalents	1,583,000	3,386,000	$ 5,681,000
Restricted cash	150,000	150,000	226,000
Accounts receivable, net	6,399,000	1,159,000	3,791,000
Inventory, net	4,553,000	2,240,000	2,455,000
Prepaid expenses and other current assets	145,000	146,000	406,000
Total Current Assets	12,830,000	7,081,000	12,559,000
Property and equipment, net	678,000	840,000	670,000
Intangible assets, net	659,000	809,000
Goodwill	489,000	489,000
Other assets	182,000	30,000	313,000
TOTAL ASSETS	14,838,000	9,249,000	13,542,000
Current liabilities
Revolving line of credit	1,854,000		2,587,000
Current portion of long-term debt, net of debt discount and issuance costs	2,801,000	1,435,000	277,000
Subordinated convertible promissory notes	19,219,000	9,102,000
Convertible debt derivative liability	5,914,000	1,349,000
Accounts payable	3,965,000	549,000	1,638,000
Accrued expenses and other current liabilities	6,721,000	3,054,000	2,850,000
Total Current liabilities	40,474,000	15,489,000	7,352,000
Long-term debt, net of current portion and debt discount and issuance costs	1,128,000	1,849,000	1,025,000
Deferred revenue	133,000	133,000	20,000
Contingent consideration	866,000	1,101,000
New market tax credit obligation	4,396,000	4,377,000	4,299,000
Total Liabilities	46,997,000	22,949,000	12,696,000
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	51,889,000	51,005,000	51,005,000
Commitments
Stockholders' Equity
Common stock value	1,000	1,000	1,000
Additional paid-in capital	3,573,000	2,889,000	2,524,000
Accumulated deficit	(87,622,000)	(67,595,000)	(52,684,000)
Total Stockholders' Equity	(84,048,000)	(64,705,000)	(50,159,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	14,838,000	9,249,000	13,542,000
XL Hybrids Inc [Member] | Series D-1 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	24,388,000	24,388,000	24,388,000
XL Hybrids Inc [Member] | Series D-2 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	740,000	740,000	740,000
XL Hybrids Inc [Member] | Series D-3 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	103,000	103,000	103,000
XL Hybrids Inc [Member] | Series D-4 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	2,233,000	2,233,000	2,233,000
XL Hybrids Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	13,904,000	13,054,000	13,054,000
XL Hybrids Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	5,956,000	5,956,000	5,956,000
XL Hybrids Inc [Member] | Series B-1 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	34,000	0	0
XL Hybrids Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 4,531,000	$ 4,531,000	$ 4,531,000